Other Receivables (Details 2) - CAD ($)	Aug. 31, 2020	Aug. 31, 2019
Statement Line Items [Line Items]
Other receivables	$ 714,245	$ 625,519
Not later than one month [member]
Statement Line Items [Line Items]
Other receivables	127,460	88,143
Later than one month and not later than three months [member]
Statement Line Items [Line Items]
Other receivables	100,623	111,239
Later than three months and not later than one year [member]
Statement Line Items [Line Items]
Other receivables	$ 486,162	$ 426,137